UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               ------------------

Check here if Amendment [  ]; Amendment Number:
                                                ----------------------------
         This Amendment (Check only one.):[  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chatterjee Management Company (a)
Address: 888 Seventh Avenue
         New York, NY 10106

Form 13F File Number:  28-7216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John Flanagan
Title:            Chief Financial Officer
Phone:            212-271-1947

Signature, Place, and Date of Signing:


/S/ John Flanagan          New York, New York                 February 14, 2003
-----------------          ------------------                 -----------------
[Signature]                [City, State]                      [Date]

(a) Dr. Purnendu Chatterjee is the sole shareholder of Chatterjee Management Company.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                                0
                                                                -----
Form 13F Information Table Entry Total:                           7
                                                                -----
Form 13F Information Table Value Total:                        $44,424
                                                              ---------
                                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE


                          Chatterjee Management Company
                           Form 13F Information Table
                         Quarter Ended December 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer     Title    CUSIP       Value (x    Shrs or    SH/ PRN    Put/       Investment Discretion        Voting Authority
                  of Class               $1000)     prn amt               Call    Sole      Shared    None      Sole   Shared   None
                                                                                           Instr. V
------------------------------------------------------------------------------------------------------------------------------------
CCC INFORMATION
SVCS GROUP INC      COM    12487Q109    $27,172   1,532,641     SH                            X                            X
------------------------------------------------------------------------------------------------------------------------------------
CRITICAL PATH       COM    22674V100       $977   1,914,979     SH                            X                            X
INC
------------------------------------------------------------------------------------------------------------------------------------
INTERWOVEN INC      COM    46114T102        $85      32,748     SH                  X                            X
------------------------------------------------------------------------------------------------------------------------------------
PRIMUS              COM    741929103     $4,824   2,424,138     SH                            X                            X
TELECOMMUNICATIONS
GRP
------------------------------------------------------------------------------------------------------------------------------------
RCN CORP            COM    749361101        $26      49,956     SH                  X                            X
------------------------------------------------------------------------------------------------------------------------------------
SELECTICA INC       COM    816288104     $1,055     390,914     SH                            X                            X
------------------------------------------------------------------------------------------------------------------------------------
SYBASE INC          COM    871130100    $10,285     767,510     SH                  X                            X
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY: 7 DATA RECORDS                 $44,424          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

